Value Line Core Bond Fund
Schedule of Investments (unaudited)
September 30, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
$ 244,422	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 7.36%, 3/25/43(1)(2)	$247,477
251,349	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.58%, 1/25/43(1)(2)	256,426
255,112	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.56%, 5/25/43(1)(2)	261,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $753,295)		765,261
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	194,513
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(1)(2)	173,878
125,357	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	105,469
92,015	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	86,189
27,033	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1 mo. USD Term SOFR + 0.81%), 5.78%, 9/20/34(2)	23,541
6,470	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	6,441
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $662,079)		590,031
CORPORATE BONDS & NOTES 34.7%
BASIC MATERIALS 1.6%
	CHEMICALS 0.4%
150,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	156,618
	IRON/STEEL 0.4%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	149,041
	MINING 0.8%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	144,827
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	132,993
		277,820
		583,479
COMMUNICATIONS 3.0%
	INTERNET 0.8%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(3)	141,447
150,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(3)	155,151
		296,598
	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	150,233
	TELECOMMUNICATIONS 1.8%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	126,433
Principal Amount		Value
CORPORATE BONDS & NOTES 34.7% (continued)
COMMUNICATIONS 3.0% (continued)
	TELECOMMUNICATIONS 1.8% (continued)
$ 150,000	Cisco Systems, Inc., 5.50%, 1/15/40	$162,284
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	132,341
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	141,144
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	125,152
		687,354
		1,134,185
CONSUMER, CYCLICAL 2.7%
	AUTO MANUFACTURERS 0.8%
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	153,970
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(3)	149,536
		303,506
	AUTO PARTS & EQUIPMENT 0.4%
150,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(3)	153,152
	HOME BUILDERS 0.4%
150,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	149,745
	LODGING 0.4%
150,000	Marriott International, Inc., 4.90%, 4/15/29	153,071
	RETAIL 0.7%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(3)	127,777
150,000	TJX Cos., Inc., 2.25%, 9/15/26	145,179
		272,956
		1,032,430
CONSUMER, NON-CYCLICAL 5.8%
	BEVERAGES 0.4%
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	149,756
	BIOTECHNOLOGY 1.1%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	153,207
150,000	Gilead Sciences, Inc., 4.60%, 9/1/35	150,375
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	129,608
		433,190
	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	146,121
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	143,427
		289,548
	HEALTHCARE PRODUCTS 1.1%
150,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29(3)	152,828
150,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	130,401
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 34.7% (continued)
CONSUMER, NON-CYCLICAL 5.8% (continued)
	HEALTHCARE PRODUCTS 1.1% (continued)
$ 150,000	Stryker Corp., 3.38%, 11/1/25	$148,591
		431,820
	HEALTHCARE SERVICES 0.8%
150,000	Elevance Health, Inc., 4.75%, 2/15/33	151,723
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	150,048
		301,771
	PHARMACEUTICALS 1.6%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	146,841
150,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	152,500
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	137,190
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	155,166
		591,697
		2,197,782
ENERGY 4.4%
	OIL & GAS 2.8%
150,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(3)	149,361
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	153,895
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	149,964
150,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	150,182
150,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	148,000
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	150,629
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	155,114
		1,057,145
	PIPELINES 1.6%
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	125,966
150,000	Kinder Morgan, Inc., 5.20%, 6/1/33	151,846
150,000	ONEOK, Inc., Guaranteed Notes, 5.05%, 11/1/34	149,316
150,000	Targa Resources Corp., 6.50%, 3/30/34	165,786
		592,914
		1,650,059
FINANCIAL 11.1%
	BANKS 5.3%
150,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)(3)	153,892
150,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)	151,003
150,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27	154,118
Principal Amount		Value
CORPORATE BONDS & NOTES 34.7% (continued)
FINANCIAL 11.1% (continued)
	BANKS 5.3% (continued)
$ 150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)	$151,195
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	152,607
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	173,872
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	149,938
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)	129,545
150,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)	166,805
150,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(2)	152,663
150,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)	152,645
150,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)	154,888
150,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)	138,643
		1,981,814
	DIVERSIFIED FINANCIALS 1.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	135,375
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(3)	149,878
150,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	148,749
150,000	Synchrony Financial, 4.88%, 6/13/25	149,688
		583,690
	INSURANCE 0.8%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	145,046
150,000	CNA Financial Corp., 3.45%, 8/15/27	146,755
		291,801
	REITS 3.5%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	153,086
150,000	American Tower Corp., 5.50%, 3/15/28	155,345
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	147,243
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	132,525
150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	154,917
150,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	139,111
150,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	127,878
See Supplementary Notes to Financial Statements.

September 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 34.7% (continued)
FINANCIAL 11.1% (continued)
	REITS 3.5% (continued)
$ 150,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	$150,152
150,000	Weyerhaeuser Co., 4.75%, 5/15/26	150,952
		1,311,209
		4,168,514
INDUSTRIAL 1.8%
	AEROSPACE/DEFENSE 0.4%
150,000	RTX Corp., 4.50%, 6/1/42	139,529
	ELECTRONICS 0.7%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(3)	129,623
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	149,617
		279,240
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	140,038
	TRANSPORTATION 0.3%
150,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	113,210
		672,017
TECHNOLOGY 2.6%
	COMPUTERS 1.2%
150,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	156,526
150,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	148,503
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	131,815
		436,844
	SEMICONDUCTORS 1.4%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	113,657
150,000	Broadcom, Inc., 4.30%, 11/15/32	147,336
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	155,860
150,000	NVIDIA Corp., 3.50%, 4/1/40	132,577
		549,430
		986,274
UTILITIES 1.7%
	ELECTRIC 1.7%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	148,325
150,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(3)	156,115
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	155,487
150,000	Southern Co., 5.70%, 3/15/34	160,997
		620,924
TOTAL CORPORATE BONDS & NOTES (Cost $13,060,495)		13,045,664
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 2.7%
	CALIFORNIA 1.2%
$ 150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	$147,886
150,000	San Diego Public Facilities Financing Authority, Series B, 2.13%, 8/1/29	138,561
150,000	State of California, GO, 5.70%, 10/1/32	165,328
		451,775
	ILLINOIS 0.4%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	161,338
	MINNESOTA 0.4%
150,000	Minnesota Housing Finance Agency, Series J, (GNMA/FNMA/FHLMC), 5.85%, 7/1/44	153,140
	OREGON 0.7%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	118,528
150,000	State of Oregon Department of Administrative Services, Series A, CP, 3.17%, 5/1/26	147,881
		266,409
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,026,303)		1,032,662
RESIDENTIAL MORTGAGE-BACKED SECURITIES 23.3%
68,965	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	68,792
29,493	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	28,265
802	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	799
15,402	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	14,751
15,325	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	15,003
32,085	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	30,702
101,251	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	94,149
115,673	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	113,069
27,835	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	27,104
165,761	FHLMC Pool #QB2958, 3.00%, 9/1/50	150,775
166,829	FHLMC Pool #QB5314, 2.50%, 11/1/50	145,483
197,348	FHLMC Pool #QB8153, 2.50%, 1/1/51	172,097
757,520	FHLMC Pool #QF1236, 4.50%, 10/1/52	745,586
124,448	FHLMC Pool #SD8023, 2.50%, 11/1/49	108,733
124,881	FHLMC Pool #SD8163, 3.50%, 8/1/51	117,023
396,771	FHLMC Pool #SD8173, 2.50%, 10/1/51	345,592
956,553	FHLMC Pool #SD8256, 4.00%, 10/1/52	919,132
44,145	FNMA Pool #AB2346, 4.50%, 2/1/41	44,650
15,725	FNMA Pool #AB5231, 2.50%, 5/1/27	15,388
16,333	FNMA Pool #AB5716, 3.00%, 7/1/27	16,059
42,193	FNMA Pool #AI4285, 5.00%, 6/1/41	43,382
197,874	FNMA Pool #AR6394, 3.00%, 2/1/43	183,519
53,454	FNMA Pool #AS5892, 3.50%, 10/1/45	50,443
17,801	FNMA Pool #AS6102, 3.50%, 11/1/45	16,798
30,875	FNMA Pool #AS6205, 3.50%, 11/1/45	29,136
23,487	FNMA Pool #AS6385, 4.00%, 12/1/45	22,933
59,596	FNMA Pool #AS9562, 3.00%, 5/1/47	54,679
67,122	FNMA Pool #AU4279, 3.00%, 9/1/43	62,252
51,823	FNMA Pool #AV0703, 4.00%, 12/1/43	50,985
19,404	FNMA Pool #AW7362, 2.50%, 8/1/29	18,771
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 23.3% (continued)
$ 57,180	FNMA Pool #AX0416, 4.00%, 8/1/44	$55,647
37,776	FNMA Pool #AY1670, 3.50%, 2/1/45	35,757
23,938	FNMA Pool #AY4195, 4.00%, 5/1/45	23,381
28,885	FNMA Pool #BA3885, 3.50%, 11/1/45	27,258
121,288	FNMA Pool #CA2320, 3.50%, 9/1/48	115,656
59,193	FNMA Pool #CA5540, 3.00%, 4/1/50	54,087
648,921	FNMA Pool #CB0856, 3.00%, 6/1/51	586,441
763,420	FNMA Pool #CB5892, 4.50%, 3/1/53	751,401
986,898	FNMA Pool #FM9834, 3.50%, 6/1/49	931,348
41,520	FNMA Pool #MA0641, 4.00%, 2/1/31	41,333
62,309	FNMA Pool #MA4012, 2.00%, 5/1/35	57,415
422,008	FNMA Pool #MA4548, 2.50%, 2/1/52	365,124
7,227	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	7,025
5,000	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	4,885
1,200,838	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	193,488
30,861	GNMA II Pool #5332, 4.00%, 3/20/42	30,633
114,210	GNMA II Pool #MA3937, 3.50%, 9/20/46	108,665
104,758	GNMA II Pool #MA7054, 3.50%, 12/20/50	99,273
113,047	GNMA II Pool #MA7651, 3.50%, 10/20/51	106,514
811,934	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	715,451
386,431	GNMA II Pool #MA8945, 4.00%, 6/20/53	373,545
370,875	GNMA II Pool #MA9527, 5.00%, 3/20/54	371,366
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,311,521)		8,761,743
U.S. TREASURY OBLIGATIONS 32.0%
900,000	U.S. Treasury Bonds, 3.50%, 2/15/39	859,043
1,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	660,625
850,000	U.S. Treasury Bonds, 2.88%, 5/15/43	705,699
1,100,000	U.S. Treasury Bonds, 3.00%, 2/15/48	894,652
800,000	U.S. Treasury Bonds, 2.25%, 8/15/49	554,219
800,000	U.S. Treasury Bonds, 2.25%, 2/15/52	545,531
1,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	1,011,133
1,050,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,064,520
381,300	U.S. Treasury Notes, 2.25%, 8/15/27	367,552
200,000	U.S. Treasury Notes, 2.75%, 2/15/28	194,750
1,200,000	U.S. Treasury Notes, 3.63%, 8/31/29(3)	1,203,563
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	673,447
250,000	U.S. Treasury Notes, 1.13%, 2/15/31	214,980
850,000	U.S. Treasury Notes, 2.75%, 8/15/32	794,285
850,000	U.S. Treasury Notes, 3.38%, 5/15/33	826,393
450,000	U.S. Treasury Notes, 3.88%, 8/15/33	453,621
980,000	U.S. Treasury Notes, 4.00%, 2/15/34	996,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,189,099)		12,020,857

Shares		Value
SHORT-TERM INVESTMENTS 5.3%
	MONEY MARKET FUNDS 5.3%
1,242,189	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(4)	$1,242,189
761,925	State Street Navigator Securities Lending Government Money Market Portfolio(5)	761,925
		2,004,114
TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,114)		2,004,114
TOTAL INVESTMENTS IN SECURITIES 101.6% (Cost $39,006,906)		$38,220,332
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.6)%		(590,610)
NET ASSETS(6) 100.0%		$37,629,722

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $3,418,412.
(4)	Rate reflects 7 day yield as of September 30, 2024.
(5)
Securities with an aggregate market value of $3,418,412
were out on loan in exchange for $761,925 of cash
collateral as of September 30, 2024. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$39,006,906, aggregate gross unrealized appreciation
was $524,765, aggregate gross unrealized depreciation
was $1,311,339 and the net unrealized depreciation was
$786,574.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$765,261	$—	$765,261
Commercial Mortgage-Backed Securities	—	590,031	—	590,031
Corporate Bonds & Notes*	—	13,045,664	—	13,045,664
Long-Term Municipal Securities*	—	1,032,662	—	1,032,662
Residential Mortgage-Backed Securities	—	8,761,743	—	8,761,743
U.S. Treasury Obligations	—	12,020,857	—	12,020,857
Short-Term Investments	2,004,114	—	—	2,004,114
Total Investments in Securities	$2,004,114	$36,216,218	$—	$38,220,332

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.